Redeemable Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Redeemable Convertible Preferred Stock
Schedule of redeemable convertible preferred stock

	Number of
	Shares Issued
	and		Class A Common
	Outstanding		Stock Issued at
Legacy Oklo Preferred Stock	Before Closing	Exchange Ratio	Closing
Preferred Stock Series A-1	4,526,703	6.062	27,440,874
Preferred Stock Series A-2	55,135	6.062	334,228
Preferred Stock Series A-3	2,004,043	6.062	12,148,509
Totals	6,585,881		39,923,611

	Number of
	Shares Issued
	and		Class A
	Outstanding	Exchange	Common Stock
Legacy Oklo Preferred Stock	Before Closing	Ratio	Issued at Closing
Preferred Stock Series A-1	4,526,703	6.062	27,440,874
Preferred Stock Series A-2	55,135	6.062	334,228
Preferred Stock Series A-3	2,004,043	6.062	12,148,509
Totals	6,585,881		39,923,611